March 3, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund, each a series of BlackRock Liquidity Funds

Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A

(Securities Act File No. 2-47015, Investment Company Act File No. 811-2354)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Liquidity Funds (the “Registrant”), on behalf of its series TempCash, TempFund, Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, MuniFund and New York Money Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 130 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on February 25, 2021.

Sincerely,

BlackRock Liquidity Funds

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant